Convertible Debt (Schedule of Convertible Debt) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Jan. 02, 2018
Disclosure of Convertible Debt [Abstract]
Convertible Debt - beginning of period	$ 42,154	$ 49,067
Transition to IFRS 9		1,346
Convertible Debt - adjusted beginning of period	42,154	50,413
Change due to modification (Note 7)		3,142
Accretion and capitalized interest	6,913	3,429
Convertible Debt - end of period	49,067	56,984
Less current portion	(49,067)	(56,984)	$ (50,413)
Non-current portion